Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

(7) Stockholders’ Deficit

Effective with the closing of the closing of the Merger the Company restated its articles of incorporation. Under the amended and restated articles of incorporation, the Company has authorized the issuance of 600,000,000 shares of common stock, having a $0.0001 par value per share and the issuance of 20,000,000 shares of preferred stock, having a par value of $0.0001 per share.

The Company has reserved shares of common stock for issuance related to stock options and RSUs, warrants, shares reserved for future grants and earnout shares:

As of
December 31,
2022
Warrants to purchase common stock	18,106,559
Options to purchase common stock and RSUs	4,374,189
Shares reserved for future grants	2,639,329
Earnout shares	7,000,000
Total shares of common stock reserved	32,120,077